Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	¥ 152,832	¥ 208,317	¥ 165,991
Revenue-Net gain on trading	368,799	310,040	356,609
Income tax expense	(80,090)	(70,274)	(28,894)
Net income (loss)	146,533	160,397	219,367
Net income attributable to noncontrolling interests	(3,537)	(7,281)	(2,369)
Net income (loss) attributable to NHI shareholders	142,996	153,116	¥ 216,998
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue—Other / Non-interest expenses—Other	(21)	3,083
Income tax expense	(1)
Net income (loss)	(22)	3,083
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(22)	3,083
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits / Revenue-Other	(2,585)	(4,167)
Income tax expense	755	1,213
Net income (loss)	(1,830)	(2,954)
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	(1,830)	(2,954)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Own credit adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue-Net gain on trading	(1,161)	12,134
Income tax expense	130	(2,152)
Net income (loss)	(1,031)	9,982
Net income attributable to noncontrolling interests
Net income (loss) attributable to NHI shareholders	¥ (1,031)	¥ 9,982